Income and other taxes (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of income tax [Abstract]
Disclosure of Major Components of Tax Expense (Income)
These differences result from the following items:

	2019	2018
	$	$

Income from continuing operations before taxes	482,389	267,128
Canadian federal and provincial income tax rates	27.00%	27.00%
Income tax expense at statutory rates	130,245	72,125

Increase (decrease) attributable to:
Effects of different foreign statutory tax rates and tax holidays	15,997	6,856
Non-deductible expenditures	26,364	27,650
Losses for which no tax benefit has been recorded	527	10,077
Benefit of tax incentives	(11,474)	(10,059)
Withholding tax	7,278	8,313
Change due to foreign exchange	5,550	17,188
Amounts (over) under provided for in prior years	(957)	211
Income tax expense	173,530	132,361

Current income tax, withholding and other taxes	114,449	103,937
Deferred income tax expense	59,081	28,424
Income tax expense	173,530	132,361

Disclosure of Income Tax by Geographical Jurisdiction	Total income tax expense attributable to geographical jurisdiction is as follows:

	2019	2018
	$	$

Mali	103,049	97,399
Namibia	23,807	18,814
Philippines	46,046	14,812
Other	628	1,336
	173,530	132,361

Disclosure of temporary difference, unused tax losses and unused tax credits
The composition of the Company’s net deferred income tax (liabilities) assets and deferred tax expense (recovery) is as follows:

	Deferred tax (liabilities)/assets		Deferred income tax expense/(recovery)
	As at December 31, 2019	As at December 31, 2018	2019	2018
	$	$	$	$

Operating loss carry-forwards	13,454	29,455	13,794	21,901
Current assets and liabilities	7,678	5,965	(1,682)	(4,191)
Derivatives	—	—	—	1,857
Mining interests	(181,230)	(147,955)	42,755	11,896
Mine restoration provisions	24,910	21,897	(3,013)	(2,499)
Unrealized gains	(10,118)	—	10,118	—
Other	1,052	(1,839)	(2,891)	(540)
	(144,254)	(92,477)	59,081	28,424
Represented on the balance sheet as:

	2019	2018
	$	$

Deferred tax asset	(1,336)	(10,907)
Deferred tax liability	145,590	103,384
Balance, end of year	144,254	92,477
The change for the year in the Company’s net deferred tax liability was as follows:

	2019	2018
	$	$

Balance, beginning of year	92,477	54,085

Deferred income tax expense	59,081	28,424
Deferred income tax expense included with the results from discontinued operations	3,264	9,968
Deferred tax payable included in the sale of the Nicaraguan Group	(10,568)	—
	51,777	38,392
Balance, end of year	144,254	92,477

Disclosure of Unrecognized Temporary Difference, Unused Tax Losses and Unused Tax Credits
The gross amount of the non-capital tax losses for which a tax benefit has not been recorded expire as follows:

Year of expiry	Canada	Colombia	Total
	$	$	$

2027	125	—	125
2028	568	—	568
2029	4,536	—	4,536
2030	10,602	—	10,602
2031	7,809	—	7,809
2032	13,200	—	13,200
2033	5,535	—	5,535
2034	30,130	—	30,130
2035	37,226	—	37,226
2036	40,571	—	40,571
2037	35,778	—	35,778
2038	36,594	—	36,594
2039	39,350	—	39,350
No expiry	—	3,424	3,424
Total	262,024	3,424	265,448
The Company has the following unrecognized deferred tax assets:

	2019	2018
	$	$

Capital and non-capital tax losses	117,837	135,533
Current assets	—	253
Debt and share issue costs	—	361
Mine restoration provisions	—	14,816
Mining interests and other	5,045	21,991
	122,882	172,954